Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

Note 10. SEGMENT INFORMATION

The Company operates as one operating segment. The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer, who reviews financial information presented on a consolidated basis. The CODM used consolidated sales, gross margin and net income (loss) to assess financial performance and allocate resources. These financial metrics are used by the CODM to make key operating decisions, such as the need to allocate its budget to operating expenses and invest in additional equipment. The segment assets are equal to the assets presented in the condensed consolidated balance sheets.

The significant expenses that are regularly provided to the CODM are disclosed in the consolidated statements of operations as a part of the condensed consolidated net income (loss). See the condensed consolidated financial statements for all financial information regarding the Company’s operating segment.

All revenues of the Company are earned in the United States of America.

The Company’s long-lived tangible assets, as well as the Company’s operating lease right-of use assets recognized on the Condensed Consolidated Balance Sheets were located in the United States.

Note 15. SEGMENT INFORMATION

The Company operates as one operating segment. The Company’s CODM is its Chief Executive Officer, who reviews financial information presented on a consolidated basis. The CODM used consolidated sales, gross margin and net income (loss) to assess financial performance and allocate resources. These financial metrics are used by the CODM to make key operating decisions, such as the need to allocate its budget to operating expenses and invest in additional equipment. The segment assets are equal to the assets presented in the consolidated balance sheets.

The significant expenses that are regularly provided to the CODM are disclosed in the consolidated statements of operations as a part of the consolidated net income (loss). See the consolidated financial statements for all financial information regarding the Company’s operating segment.

All revenues of the Company are earned in the United States of America.

The Company’s long-lived tangible assets, as well as the Company’s operating lease right-of use assets recognized on the Consolidated Balance Sheets were located in the United States.